SCHEDULE OF COST OF REVENUE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cost of revenue	$ 506,500	$ 594,321
Salaries And Benefits [Member]
IfrsStatementLineItems [Line Items]
Cost of revenue	510,615	563,165
Subcontractors Expense Recovery [Member]
IfrsStatementLineItems [Line Items]
Cost of revenue	(16,318)	570
Software and Other [Member]
IfrsStatementLineItems [Line Items]
Cost of revenue	9,804	26,653
Depreciation [Member]
IfrsStatementLineItems [Line Items]
Cost of revenue	$ 2,399	$ 3,933